Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Feb. 02, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
Description	Balance at Beginning of Period	Additions	Usage/ Deductions	Balance at End of Period
	(in thousands)
Reserve for sales returns and allowances:
February 2, 2013	$589	$16,427	$16,475	$541
January 28, 2012	$554	$13,635	$13,600	$589
January 29, 2011	$460	$12,935	$12,841	$554

Reserve for inventory:
February 2, 2013	$688	$2,836	$2,187	$1,337
January 28, 2012	$1,180	$3,164	$3,656	$688
January 29, 2011	$1,204	$2,322	$2,346	$1,417

Valuation allowance for deferred tax assets:
February 2, 2013	$29,764	$6,629	$-	$36,393
January 28, 2012	$21,028	$8,736	$-	$29,764
January 29, 2011	$19,355	$1,673	$-	$21,028